Advances for Vessels under Construction and Acquisitions (Tables)	6 Months Ended
Jun. 30, 2017
Advances for Vessels under Construction and Acquisitions [Abstract]
Advances for Vessels under Construction and Acquisitions
June 30,
2017
Balance, December 31, 2016	$-
Advances for vessels under construction and related costs	60,824
Balance, June 30, 2017	$60,824